Financial liabilities	12 Months Ended
Dec. 31, 2024
Text block1 [abstract]
Financial liabilities

Note 14. Financial liabilities

14.1 Detail of financial liabilities

	As of December 31, 2023	As of December 31, 2024

	$ in thousands
Conditional advances	1,448	3,189
Lease debts	42,948	34,245
State Guaranteed loan « PGE »	8,950	3,599
EIB loan	18,046	37,202
EIB warrants	7,797	6,010
Other non-current financial liabilities	12,884	881
Total non-current financial liabilities and non-current lease debts	92,073	85,127
Lease debts	8,502	8,385
State Guaranteed loan « PGE »	5,162	4,841
Other current financial liabilities	126	11,293
Total current financial liabilities and current lease debts	13,790	24,519
Trade payables	19,069	18,664
Other current liabilities	10,219	10,097
Total Financial liabilities	135,151	138,408

Reconciliation of movements of liabilities to cash flows arising from financing liabilities is as follows:

	As of December 31, 2023	Proceeds from new debts	Debt repayments	Other non-cash additions	Reclassifications	Interest expense	Interest paid	Non-cash change in fair value	Currency translation adjustment	As of December 31, 2024

	$ in thousands
Conditional advances	1,448	1,656	-	16	-	232	-	-	(163)	3,189
Lease debts	42,948	-	-	408	(8,513)	-	-	-	(597)	34,245
State Guaranteed loan « PGE »	8,950	-	-	-	(5,017)	-	-	-	(334)	3,599
EIB loan	18,046	17,248	-	79	-	3,751	-	-	(1,921)	37,202
EIB warrants	7,797	4,297	-	-	-	-	-	(5,673)	(412)	6,010
Other non-current financial liabilities	12,884	-	-	-	(11,757)	-	-	-	(246)	881
Total non-current financial liabilities and non-current lease debts	92,073	23,201	-	502	(25,288)	3,983	-	(5,673)	(3,671)	85,127
Lease debts	8,502	-	(8,426)	-	8,513	2,636	(2,636)	-	(203)	8,385
State Guaranteed loan « PGE »	5,162	-	(5,001)	-	5,017	130	(145)	-	(322)	4,841
Other current financial liabilities	126	-	-	-	11,757	705	(702)	-	(594)	11,293
Total current financial liabilities and current lease debts	13,790	-	(13,427)	-	25,288	3,471	(3,483)	-	(1,119)	24,519

Conditional advances

On March 8, 2023, we signed a grant and refundable advance agreement with BPI to partially support one of our R&D programs which corresponds to UCART 20x22 and related CMC activities. Pursuant to this agreement, we received $0.9 million as a first installment of the refundable advance on June 19, 2023, $1.9 million as a second installment on October 6, 2023 and $2.1 million as a third installment on December 6, 2024.

Repayment of this advance is due over a period of 3 years starting on March 31, 2028, except in case of technical and economic failure of the R&D project. The amount to be repaid is equal to the principal adjusted upwards by a discounting effect at an annual rate of 3.04%, in accordance with the European Commission’s principle for State aid. The amount of this discounting adjustment is expected to be $1.0 million and the total amount to be repaid $5.6 million.

The Bpifrance conditional advance includes an element of a government grant as defined by IAS 20. Because this loan bears a lower-than-market interest rate, the group measures for each installment the fair value of the loan using a market interest rate and recognizes the difference from the cash received as a grant. Based on a market rate of 16.1% for the first installment, 15.2% for the second installment and 8.7% for the third installment, determined using the credit spread observed for loans contracted by Cellectis over a comparable term, the group measured the fair value of the loan at $3.0 million at inception. The difference between this $3.0 million fair value and the $4.8 million received in cash has been recognized as a grant income in profit and loss for $1.9 million, respectively for $1.4 million in 2023 and $0.5 million in 2024, upon receipt of payments. The loan is subsequently measured at amortized cost.

State Guaranteed loan

State Guaranteed Loan (“Prêt Garanti par l’Etat”, or “PGE”) corresponds to Cellectis’ obtention of an €18.5 million (or $19.2 million using exchange rate as of December 31, 2024) loan from a bank syndicate formed with HSBC, Société Générale, Banque Palatine and Bpifrance in the form of a PGE. The PGE is a bank loan with a fixed interest rate ranging from 0.31% to 3.35%. After an initial interest-only term of two years, the loan is amortized over up to four years at the option of the Company. The French government guarantees 90% of the borrowed amount. As of December 31, 2024, the current liability related to the PGE amounted to $4.8 million and the non-current liability amounts to $3.6 million.

Other current and non-current financial liabilities

As of December 31, 2024 the other current financial liabilities corresponds mainly to $11.2 million Research Tax Credit financings, set up with Bpifrance in June 2022 and August 2023 with maturities in 2025 (presented in other non current financial liabilities as of December 31, 2023). As of December 2023 and 2024, other non current financial liabilities include a loan previously contracted to finance leasehold improvements in our premises in New York for $1.1 million and $0.9 million, respectively.

European Investment Bank (“EIB”) credit facility

On December 28, 2022, we entered into a finance contract (the “Finance Contract”) with the EIB for up to €40.0 million in loans to support our research and development activities to advance our pipeline of gene-edited allogeneic cell therapy candidate products for oncology indications (the “R&D Activities”). The Finance Contract provides for funding in three tranches, as follows: (i) an initial tranche of €20.0 million (“Tranche A”); (ii) a second tranche of €15.0 million (“Tranche B”); and (iii) a third tranche of €5.0 million (“Tranche C,” and each of Tranche A, Tranche B, and Tranche C, a “Tranche”), each issuable only in full. Each of our material subsidiaries guarantees our obligations under the Finance Contract. On March 30, 2023, the Company and EIB entered into a Subscription Agreement for Warrants to be Issued by Cellectis S.A. (the “Warrant Agreement”), as required by the Finance Contract.

The €20 million Tranche A was disbursed on April 17, 2023. As a condition to the disbursement of Tranche A, the Company issued 2,779,188 Tranche A Warrants to EIB, in accordance with the terms of the 11th resolution of the shareholders’ meeting held on June 28, 2022 and articles L. 228-91 and seq. of the French Commercial Code, representing 5.0% of the Company’s outstanding share capital as at their issuance date. The exercise price of the Tranche A Warrants is equal to €1.92, corresponding to 99% of the volume-weighted average price per share of the Company’s ordinary shares over the last 3 trading days preceding the decision of the board of directors of the Company to issue the Tranche A Warrants. Tranche A will mature six years from its disbursement date. Tranche A generates interest at a contractual rate equal to 8% per annum. Interest are capitalized annually by increasing the principal amount.

The €15 million Tranche B was disbursed on January 25, 2024. As a condition to the disbursement of Tranche B, the Company issued 1,460,053 Tranche B warrants to the benefit of the EIB, in accordance with the terms of the 14th resolution of the shareholders’ meeting held on June 27, 2023 and articles L. 228-91 and seq. of the French Commercial Code (the “Tranche B Warrants”), representing 2.0% of the Company’s outstanding share capital as at their issuance date. The exercise price of the Tranche B Warrants is equal to €2.53, corresponding to 99% of the volume-weighted average price per share of the Company’s ordinary shares over the last 3 trading days preceding the decision of the board of directors of the Company to issue the Tranche B Warrants. Tranche B will mature six years from its disbursement date. Tranche B generates interest at a contractual rate equal to 7% per annum. Interest are capitalized annually by increasing the principal amount.

The €5 million Tranche C was disbursed on December 18, 2024. As a condition to the disbursement of Tranche C, the Company issued 611,426 Tranche C warrants to the benefit of the EIB, in accordance with the terms of the 14th resolution of the shareholders’ meeting held on June 28, 2024 and articles L. 228-91 and seq. of the French Commercial Code (the “Tranche C Warrants”), representing 0.6% of the Company’s outstanding share capital as at their issuance date. The exercise price of the Tranche C Warrants is equal to €1.70, corresponding to 99% of the volume-weighted average price per share of the Company’s ordinary shares over the last 3 trading days preceding the decision of the board of directors of the Company to issue the Tranche C Warrants. Tranche C will mature six years from its disbursement date. Tranche C generates interest at a contractual rate equal to 6% per annum. Interest are capitalized annually by increasing the principal amount.

Each EIB Warrant entitles the EIB to one ordinary share of the Company in exchange for the exercise price (subject to applicable adjustments and anti-dilution provisions).

The EIB Warrants expire on the twentieth anniversary of their issuance date, at which time such unexercised EIB Warrants will be automatically deemed null and void. Any outstanding EIB Warrant will become exercisable following the earliest to occur of (i) a change of control event, (ii) the maturity date of Tranche to which it is related, (iii) a public take-over bid approved by the Company’s board of directors, (iv) a sale of all or substantially all of certain assets of Cellectis and its subsidiaries, (v) a debt repayment event (i.e. any mandatory repayment pursuant to the Finance Contract or any voluntary payment more than 75% of any Tranche) in respect of one or more Tranches, or (vi) the receipt of a written demand for repayment from EIB in connection with an event of default under the Finance Agreement (each an “Exercise Event”).

Following any Exercise Event and until expiration of the applicable EIB Warrants, EIB may exercise a put option (the "EIB Put Option") by which the EIB may require the Company to repurchase all or part of the then-exercisable but not yet exercised EIB Warrants. The exercise of such put option would be at the fair market value of the EIB Warrants, subject to a cap equal to the aggregate principal amount disbursed by the EIB pursuant to the Finance Contract at the time of the put option, reduced by certain repaid amounts, at the time of exercise of the put option.

Furthermore, in the case of any public take-over bid from a third party or a sale of all outstanding shares of the Company to any person or group of persons acting in concert, the Company shall, subject to certain conditions including the sale by certain shareholders of all of their shares and other securities, be entitled to repurchase all, but not less than all, of the EIB Warrants (the "Call Option"), at a price equal to the greater of (a) 0.3 times the amount disbursed by the EIB under the Finance Contract divided by the aggregate number of EIB Warrants issued (reduced by the number of exercised EIB Warrants), and (b) the fair market value of the EIB Warrants.

The Company has a right of first refusal to repurchase the EIB Warrants that are offered for sale to a third party under the same terms and conditions of such third party’s offer, provided that such right of first refusal does not apply if the contemplated sale occurs within the scope of a public take-over bid by a third party.

The Finance Contract and the Warrant Agreement are separate contracts as their maturities differ and as the warrants are transferable (subject to certain conditions). Therefore, the warrants are accounted for separately from the loan.

Tranches A, B and C loans, as well as their relatated Tranche A, B and C warrants, are accounted for separately in accordance with IFRS 9. The drawdown of Tranches B and C cannot be analyzed as an amendment to the loan and warrant contracts of Tranche A or B, as its disbursement was subject to additional conditions, the maturity of the loans and warrants is different and the effective interest rate is different and corresponds to market conditions at the date of drawdown of each of the three Tranches.

The €20.0 million Tranche A loan is classified as a financial liability measured at amortized cost. At initial recognition, i.e. on April 17, 2023, the fair value of this loan included $0.3 million of transaction costs and the $5.3 million fair value of the warrants (see below Derivative Instruments) as the warrants are part of the consideration given to EIB. The initial fair value of the loan is $16.2 million. The loan is subsequently measured at amortized cost, the effective interest rate of the loan being 13.4%.

The €15.0 million Tranche B loan is classified as a financial liability measured at amortized cost. At initial recognition, i.e. on January 24, 2024, the fair value of this loan included the $3.5 million fair value of the warrants (see below Derivative Instruments) as the warrants are part of the consideration given to EIB. The initial fair value of the loan is $12.8 million. The loan is subsequently measured at amortized cost, the effective interest rate of the loan being 11.4%.

The €5.0 million Tranche C loan is classified as a financial liability measured at amortized cost. At initial recognition, i.e. on December 18, 2024, the fair value of this loan included the $0.8 million fair value of the warrants (see below Derivative Instruments) as the warrants are part of the consideration given to EIB. The initial fair value of the loan is $4.5 million. The loan is subsequently measured at amortized cost, the effective interest rate of the loan being 8.85%.

Derivative Instruments – EIB Warrants

The 2,779,188, 1,460,053 and 611,426 Bons de Souscription d’Actions (“BSA”) issued in connection with the Tranches A, B and C disbursement, respectively, are derivative instruments.

Because of the terms and conditions of the EIB Put Option, we consider that the Put Option and the Tranche A Warrants, Tranche B Warrants and Tranche C Warrants under each of the Tranches are to be treated as a single compound derivative.

Because of the terms and conditions of the Company’s Call Option, we consider it highly unlikely that the Company will exercise the Call Option. Accordingly, the call option has been valued at zero as of December 31, 2024.

The “fixed for fixed” rule of IAS 32, which states that derivatives shall be classified as equity if they can only be settled by the delivery of a fixed number of shares in exchange for a fixed amount of cash or another financial asset, is not met because there is a settlement option that may result in the exchange of a variable number of shares for a variable price in the case of a put option exercise.

As they are not equity instruments, the Tranche A, B and C Warrants and the attached Put Option are to be classified as a financial liability and are measured at fair value through profit and loss.

The fair value of the Tranche A, B and C Warrants and the Put Option has been estimated using a Longstaff Schwartz approach. Those derivative instruments are classified as level 3 in the fair value hierarchy.

This approach is most appropriate to estimate the value of American options (which may be exercised any time from an exercise event until maturity) with complex exercise terms (EIB can exercise the Warrants on the basis of Cellectis’ spot share price or exercise the put option on the basis of the average price of the shares over 90 days).

.

The Longstaff Schwartz approach is also based on the value of the underlying share price at the valuation date, the observed volatility of the company’s historical share price and the contractual life of the instruments.

The assumptions and results of the warrants valuation are detailed in the following tables:

Warrants Tranche A
Grant date *	4/17/2023
Expiration date	4/17/2043
Number of options granted	2,779,188
Share entitlement per option	1
Exercise price (in euros per option)	1.92
Valuation method	Longstaff Schwartz

* The grant date retained is the collection date of the Tranche A as this is the issuance date defined in the contract.

	Warrants Tranche A
	As of April 17, 2023	As of December 31, 2023	As of December 31, 2024
Number of warrants granted	2,779,188	2,779,188	2,779,188
Share price (in euros)	1.87	2.76	1.63
Average life of options (in years)	20.00	19.55	18.55
Expected volatility	81.3%	67.6%	45.6%
Put option cap (in € thousands)	7.196	8.256
Risk free rate	2.85%	2.5%	2.4%
Expected dividends	0%	0%	0%
Fair value per options (in euros per share)	1.73	2.54	1.19
Fair value in $ thousands	5,280	7,797	3,447

The change in fair value of Tranche A warrants of $2.5 million between initial recognition and December 31, 2023 was recognized in financial income. The change in fair value between December 31, 2023 and December 31, 2024 was recognized in financial expense.

We conducted sensitivity analysis on the expected volatility of 5% as a standard practice. As shown in the tables below, the sensitivity of the fair value to the expected volatility is not significant:

As of April 17, 2023	Fair value in $ thousands
Expected volatility -5%	5,261
Expected volatility	5,280
Expected volatility +5%	5,286

As of December 31, 2023	Fair value in $ thousands
Expected volatility -5%	7,690
Expected volatility	7,797
Expected volatility +5%	7,871

As of December 31, 2024	Fair value in $ thousands
Expected volatility -5%	3,236
Expected volatility	3,447
Expected volatility +5%	3,627

The assumptions and results of the warrants valuation for Tranche B are detailed in the following tables:

Warrants Tranche B
Grant date *	1/25/2024
Expiration date	1/25/2044
Number of options granted	1,460,053
Share entitlement per option	1
Exercise price (in euros per option)	2.53
Valuation method	Longstaff Schwartz

* The grant date retained is the disbursement date of the Tranche B as this is the issuance date defined in the contract.

	Warrants Tranche B
	As of January 25, 2024	As of December 31, 2024
Number of warrants granted	1,460,053	1,460,053
Share price (in euros)	2.51	1.63
Average life of options (in years)	20.00	19.09
Expected volatility	60.4%	45.6%
Risk free rate	2.7%	2.4%
Expected dividends	0%	0%
Fair value per options (in euros per share)	2.22	1.15
Fair value in $ thousands	3,534	1,750

The change in fair value of Tranche B warrants of $1.7 million between initial recognition and December 31, 2024 was recognized in financial income.

We conducted sensitivity analysis on the expected volatility. As shown in the tables below, the sensitivity of the fair value to the expected volatility is not significant:

As of January 25, 2024	Fair value in $ thousands
Expected volatility -5%	3,358
Expected volatility	3,534
Expected volatility +5%	3,711

As of December 31, 2024	Fair value in $ thousands
Expected volatility -5%	1,613
Expected volatility	1,750
Expected volatility +5%	1,869

The assumptions and results of the warrants valuation for Tranche C are detailed in the following tables:

Warrants Tranche C
Grant date *	12/18/2024
Expiration date	12/18/2044
Number of options granted	611,426
Share entitlement per option	1
Exercise price (in euros per option)	1.70
Valuation method	Longstaff Schwartz

* The grant date retained is the disbursement date of the Tranche C as this is the issuance date defined in the contract.

	Warrants Tranche C
	As of December 18, 2024	As of December 31, 2024
Number of warrants granted	611,426	611,426
Share price (in euros)	1.56	1.63
Average life of options (in years)	20.00	19.97
Expected volatility	45.3%	45.6%
Risk free rate	2.2%	2.4%
Expected dividends	0%	0%
Fair value per options (in euros per share)	1.19	1.28
Fair value in $ thousands	755	813

The change in fair value of Tranche C warrants of $0.1 million between initial recognition and December 31, 2024 was recognized in financial expense.

We conducted sensitivity analysis on the expected volatility. As shown in the tables below, the sensitivity of the fair value to the expected volatility is not significant:

As of December 18, 2024	Fair value in $ thousands
Expected volatility -5%	712
Expected volatility	755
Expected volatility +5%	791

As of December 31, 2024	Fair value in $ thousands
Expected volatility -5%	766
Expected volatility	813
Expected volatility +5%	856

14.2 Due dates of the financial liabilities

Balance as of December 31, 2024	Book value	Less than One Year	One to Five Years	More than Five Years
	$ in thousands
Lease debts	42,630	10,558	28,657	12,782
Financial liabilities	67,016	16,573	36,618	36,538
Financial liabilities	109,646	27,131	65,275	49,321
Trade payables	18,664	18,664	-	-
Other current liabilities	10,097	10,097	-	-
Total financial liabilities	138,408	55,893	65,275	49,321

The above remaining contractual maturities are undiscounted amounts, they include future interests to be paid.

Balance as of December 31, 2023	Book value	Less than One Year	One to Five Years	More than Five Years
	$ in thousands
Lease debts	51,450	8,502	28,369	14,579
Other financial liabilities	54,413	5,289	21,862	27,263
Financial liabilities	105,863	13,790	50,230	41,842
Trade payables	19,069	19,069	-	-
Other current liabilities	10,219	10,219	-	-
Total financial liabilities	135,151	43,078	50,230	41,842